GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL
Schedule of goodwill
US$

Balance as of January 1, 2015	-
Goodwill acquired	336,585,270
Impairment	(85,934,770)
Balance as of December 31, 2015	250,650,500

Foreign currency translation adjustment	(29,313,343)
Balance as of December 31, 2016	221,337,157